UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-03657

Deutsche DWS State Tax-Free Income Series

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 8/31

Date of reporting period: 11/30/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                   as of November 30, 2018 (Unaudited)

DWS New York Tax-Free Income Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 97.4%
New York 96.8%
Amherst, NY, Development Corp. Student Housing Facility Revenue, UBF Faculty-Student Housing Corp., Series A, 5.0%, 10/1/2045, INS: AGMC	1,000,000	1,112,190
Buffalo & Erie County, NY, Industrial Land Development Corp. Revenue, Catholic Health System Obligated Group, 5.0%, 7/1/2040	1,000,000	1,056,950
Dutchess County, NY, Local Development Corp. Revenue, Marist College Project, 5.0%, 7/1/2043	3,000,000	3,363,360
Dutchess County, NY, Local Development Corp. Revenue, Vassar College, Series A, 5.0%, 1/1/2049	3,000,000	3,209,430
Erie County, NY, Industrial Development Agency, School Facility Revenue, City School District, Buffalo Project, Series A, 5.0%, 5/1/2031	3,000,000	3,458,310
Hempstead Town, NY, Local Development Corp. Revenue, Molloy College Project, 5.0%, 7/1/2048	745,000	798,245
Hudson, NY, Yards Infrastructure Corp. Revenue, Fiscal 2012:
Series A, 5.75%, 2/15/2047	1,140,000	1,220,963
Series A, Prerefunded, 5.75%, 2/15/2047	1,860,000	2,012,501
Jefferson County, NY, Civic Facility Development Corp., Samaritan Medical Center Project, Series A, 5.0%, 11/1/2037	1,185,000	1,279,776
Liberty, NY, Development Corp. Revenue, Goldman Sachs Headquarters:
5.25%, 10/1/2035	5,000,000	6,027,050
5.5%, 10/1/2037, GTY: Goldman Sachs Group, Inc.	2,500,000	3,133,450
Long Island, NY, Electric System Revenue, Power Authority:
Series B, 5.0%, 9/1/2037	1,185,000	1,315,646
5.0%, 9/1/2039	1,000,000	1,126,380
5.0%, 9/1/2047	500,000	551,680
Long Island, NY, Power Authority:
Series B, 5.0%, 9/1/2036	1,000,000	1,114,530
Series A, 5.0%, 9/1/2037	4,000,000	4,314,800
Series A, Prerefunded, 5.0%, 5/1/2038	2,000,000	2,143,280
Metropolitan Transportation Authority, NY, Revenue, Series B, 5.0%, 11/15/2043	1,000,000	1,064,230
Monroe County, NY, Industrial Development Agency School Facility Revenue, Rochester City School District Modernization Project, 5.0%, 5/1/2027	1,500,000	1,777,755
Monroe County, NY, Industrial Development Corp. Revenue, Rochester General Hospital Projects, 5.0%, 12/1/2046	1,060,000	1,143,623
Monroe County, NY, Industrial Development Corp. Revenue, University of Rochester, Series A, 5.0%, 7/1/2033	1,000,000	1,122,960
Monroe County, NY, State General Obligation, 4.0%, 6/1/2029, INS: BAM	2,000,000	2,140,220
Nassau County, NY, Sewer & Storm Water Finance Authority Systems Revenue, Series A, 5.0%, 10/1/2032	1,235,000	1,392,784
New York, Triborough Bridge & Tunnel Authority Revenues:
Series C, 5.0%, 11/15/2036	2,000,000	2,308,280
Series C, 5.0%, 11/15/2035	1,000,000	1,159,690
New York, Brookhaven Local Development Corp. Revenue, Jefferson’s Ferry Project, 5.25%, 11/1/2036	1,200,000	1,325,616
New York, Brooklyn Arena Local Development Corp., Pilot Revenue, Barclays Center Project, Series A, 4.0%, 7/15/2035, INS: AGMC	1,500,000	1,537,590
New York, Buffalo & Fort Erie Public Bridge Authority, 5.0%, 1/1/2042	1,490,000	1,648,208
New York, Build New York City Resource Corp. Revenue, YMCA of Greater New York Project:
5.0%, 8/1/2040	750,000	812,565
5.0%, 8/1/2042	1,000,000	1,051,390
New York, Build New York City Resource Corp., Solid Waste Disposal Revenue, Pratt Paper, Inc. Project, AMT, 144A, 5.0%, 1/1/2035	750,000	790,073
New York, General Obligation:
Series E-1, 5.0%, 3/1/2031	1,230,000	1,432,606
Series I-1, 5.625%, 4/1/2029	110,000	111,284
New York, Higher Education Revenue, Dormitory Authority, Colgate University, 6.0%, 7/1/2021, INS: NATL	535,000	565,345
New York, Higher Education Revenue, Dormitory Authority, New York University, Series A, 5.75%, 7/1/2027, INS: NATL	3,000,000	3,521,490
New York, Hudson Yards Infrastructure Corp., Second Indenture Revenue, Series A, 5.0%, 2/15/2042	2,000,000	2,222,620
New York, Liberty Development Corp. Revenue, Second Priority, Bank of America Tower at One Bryant Park LLC, "1", 5.625%, 1/15/2046	2,000,000	2,070,860
New York, Liberty Development Corp. Revenue, World Trade Center Project, 5.0%, 11/15/2031	2,250,000	2,400,233
New York, Metropolitan Transportation Authority Revenue:
Series B-2B, 5.0%, 5/15/2021	2,000,000	2,124,460
Series B, 4.0%, 11/15/2034	3,500,000	3,600,835
Series C, 5.0%, 11/15/2031	2,415,000	2,594,435
Series C, Prerefunded, 5.0%, 11/15/2031	1,085,000	1,207,941
Series D, Prerefunded, 5.0%, 11/15/2034	1,000,000	1,059,960
Series A-1, 5.0%, 11/15/2035	2,000,000	2,188,680
Series B, 5.25%, 11/15/2044	3,000,000	3,306,720
New York, Metropolitan Transportation Authority Revenue, Green Bonds:
Series C-1, 5.0%, 11/15/2028	5,000,000	5,812,800
Series A1, 5.25%, 11/15/2057	1,000,000	1,094,080
New York, MTA Hudson Rail Yards Trust Obligations Revenue, Series A, 5.0%, 11/15/2051	1,000,000	1,054,260
New York, State Dormitory Authority Revenue, Non State Supported Debt, School District-Bond Financing Program, Series A, 5.0%, 10/1/2027	2,000,000	2,330,100
New York, State Dormitory Authority Revenue, Non-State Supported Debt:
Series A, 5.0%, 1/15/2026	1,095,000	1,275,467
Series A, 5.0%, 7/1/2029	1,000,000	1,198,500
Series A, 5.0%, 7/1/2037	1,000,000	1,084,610
New York, State Dormitory Authority Revenue, Non-State Supported Debt, Montefiore Obligated Group:
Series A, 5.0%, 8/1/2029	380,000	432,417
Series A, 5.0%, 8/1/2030	450,000	508,478
Series A, 5.0%, 8/1/2031	875,000	983,133
Series A, 5.0%, 8/1/2032	320,000	358,592
Series A, 5.0%, 8/1/2033	210,000	234,266
New York, State Dormitory Authority Revenue, Non-State Supported Debt, St. John's University, Series A, 5.0%, 7/1/2037	1,250,000	1,383,213
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Cornell University:
Series A, 4.0%, 7/1/2034	1,000,000	1,052,040
Series C, 5.0%, 7/1/2037	2,510,000	2,612,609
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Memorial Sloan-Kettering Cancer Center, 5.0%, 7/1/2041	2,000,000	2,146,640
New York, State Dormitory Authority Revenues, Non-State Supported Debt, New York University, Series A, 5.0%, 7/1/2034	3,000,000	3,431,100
New York, State Dormitory Authority Revenues, Non-State Supported Debt, North Shore Long Island Jewish Health System:
Series A, 5.0%, 5/1/2030	1,500,000	1,673,400
Series A, Prerefunded, 5.0%, 5/1/2032	2,000,000	2,143,280
New York, State Dormitory Authority Revenues, Non-State Supported Debt, NYU Hospitals Center:
5.0%, 7/1/2033	360,000	403,553
Series A, Prerefunded, 6.0%, 7/1/2040	1,500,000	1,595,205
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Orange Regional Medical Center, 144A, 5.0%, 12/1/2036	2,700,000	2,901,447
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Rochester Institute of Technology, 5.0%, 7/1/2040	2,500,000	2,598,650
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Rockefeller University:
Series C, 5.0%, 7/1/2040	2,750,000	2,793,065
Series A, 5.0%, 7/1/2041	2,000,000	2,087,460
New York, State Dormitory Authority Revenues, Non-State Supported Debt, School Districts Board Financing Program, Series A, 5.0%, 10/1/2029	3,000,000	3,465,360
New York, State Dormitory Authority Revenues, Non-State Supported Debt, School Districts Financing Program:
Series C, 5.0%, 10/1/2031, INS: AGC	20,000	20,460
Series A, 5.0%, 10/1/2034	1,000,000	1,130,340
New York, State Dormitory Authority Revenues, Non-State Supported Debt, State University Dormitory Facilities:
Series A, 5.0%, 7/1/2036	1,745,000	1,970,506
Series A, 5.0%, 7/1/2038	1,000,000	1,125,250
Series A, 5.0%, 7/1/2048	2,000,000	2,235,340
New York, State Dormitory Authority Revenues, Non-State Supported Debt, State University Facilities, Series A, 5.0%, 7/1/2043	2,000,000	2,192,160
New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series D, 4.0%, 2/15/2036	1,410,000	1,451,384
Series A, 5.0%, 2/15/2034	205,000	206,162
Series A, Prerefunded, 5.0%, 2/15/2034	5,000	5,033
New York, State Environmental Facilities Corp. Revenue, State Revolving Funds, Series C, 5.0%, 5/15/2041	2,500,000	2,649,875
New York, State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, New York City Municipal Water Finance Authority Projects, 5.0%, 6/15/2036	3,340,000	3,552,791
New York, State Liberty Development Corp. Revenue, World Trade Center:
"2", 5.0%, 9/15/2043	2,000,000	2,133,020
"3", 5.0%, 3/15/2044	1,190,000	1,264,922
New York, State Liberty Development Corp. Revenue, World Trade Center Port Authority Construction, 5.25%, 12/15/2043	3,000,000	3,246,630
New York, State Power Authority Revenue, Series A, 5.0%, 11/15/2038	1,500,000	1,614,300
New York, State Thruway Authority:
Series L, 5.0%, 1/1/2029	1,865,000	2,195,030
Series J, 5.0%, 1/1/2041	2,220,000	2,399,287
New York, State Thruway Authority, General Revenue, Series I, 5.0%, 1/1/2037	5,000,000	5,293,050
New York, State Thruway Authority, General Revenue, Junior Indebtedness Obligated, Junior Lien:
Series A, 4.0%, 1/1/2037	500,000	510,190
Series A, 4.0%, 1/1/2038	500,000	508,315
Series A, 5.0%, 1/1/2041	3,000,000	3,287,670
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport C&D Redevelopment:
AMT, 5.0%, 1/1/2033	1,000,000	1,096,180
AMT, 5.0%, 1/1/2034	1,000,000	1,092,160
New York, State Transportation Development Corp., Special Facilities Revenue, LaGuardia Gateway Partners LLC, Redevelopment Project, Series A, AMT, 5.0%, 7/1/2046	2,500,000	2,623,750
New York, State Urban Development Corp. Revenue, Personal Income Tax:
Series A, 4.0%, 3/15/2037	2,500,000	2,565,050
Series C-2, 5.0%, 3/15/2031	2,000,000	2,321,740
New York, Transportation/Tolls Revenue, Triborough Bridge & Tunnel Authority, Series Y, ETM, 6.125%, 1/1/2021	6,740,000	6,975,967
New York, TSASC, Inc., Series A, 5.0%, 6/1/2041	3,000,000	3,064,500
New York, Utility Debt Securitization Authority, Restructuring Revenue, Series TE, 5.0%, 12/15/2041	3,675,000	4,015,783
New York, Utility Debt Securitization Authority, Restructuring Bonds, 5.0%, 12/15/2036	3,000,000	3,377,760
New York & New Jersey Port Authority, Special Obligation Revenue, JFK International Air Terminal LLC, 6.0%, 12/1/2042	1,025,000	1,091,594
New York City, NY, Housing Development Corp. Revenue, Series B1, 5.25%, 7/1/2031	2,845,000	3,105,232
New York City, NY, Industrial Development Agency, Airport Facilities Revenue, Series A, AMT, 5.0%, 7/1/2028	2,000,000	2,117,180
New York City, NY, Municipal Water Finance Authority Revenue, Series EE, 5.0%, 6/15/2045	3,000,000	3,252,720
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Second Generation, Series FF, 5.0%, 6/15/2031	1,000,000	1,041,290
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series BB-1, 5.0%, 6/15/2046	2,000,000	2,222,700
New York City, NY, Transitional Finance Authority Revenue, Future Tax, Series F-1, 5.0%, 5/1/2039	2,000,000	2,139,340
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series F-1, 4.0%, 5/1/2037	1,000,000	1,024,390
Series B-1, 4.0%, 8/1/2037	5,000,000	5,136,000
Series A, 5.0%, 5/1/2038	2,000,000	2,020,360
Series B1, 5.0%, 11/1/2040	4,000,000	4,365,240
New York City, NY, Transitional Finance Authority, Building Aid Revenue, Fiscal 2018, Series S-1, 5.0%, 7/15/2035	5,000,000	5,672,750
New York City, NY, Trust For Cultural Resources, Museum of Modern Art, Series 1-E, 4.0%, 4/1/2031	1,000,000	1,075,760
New York Counties, NY, Tobacco Settlement Pass-Through Trust, Series A-2B, 5.0%, 6/1/2045	2,000,000	2,057,860
New York, NY, General Obligation:
Series A-1, 4.0%, 8/1/2036	3,000,000	3,089,730
Series A, 5.0%, 8/1/2025	2,500,000	2,901,050
Series D, 5.0%, 8/1/2031	1,300,000	1,511,328
Series B-1, 5.0%, 12/1/2034	2,800,000	3,174,024
Series I-1, 5.375%, 4/1/2036	115,000	116,239
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project, 5.7%, 1/1/2028	1,515,000	1,357,652
Oyster Bay, NY, State General Obligation, 4.0%, 2/15/2026	2,000,000	2,120,540
Port Authority of New York & New Jersey:
Series 195, AMT, 5.0%, 10/1/2026	1,125,000	1,297,800
Series 207, AMT, 5.0%, 9/15/2031	3,500,000	4,014,360
Series 206, AMT, 5.0%, 11/15/2032	3,000,000	3,417,210
Series 197, AMT, 5.0%, 11/15/2034	3,000,000	3,358,350
Series 193, AMT, 5.0%, 10/15/2035	3,000,000	3,287,670
Series 202, AMT, 5.0%, 10/15/2036	3,000,000	3,332,910
Syracuse, NY, Industrial Development Agency, Carousel Center Project:
Series A, AMT, 5.0%, 1/1/2034	1,200,000	1,280,892
Series A, AMT, 5.0%, 1/1/2035	1,800,000	1,911,042
Tompkins County, NY, Development Corp. Revenue, Ithaca College, 5.0%, 7/1/2038	2,865,000	3,148,921
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute, Series A, 5.125%, 9/1/2040	4,000,000	4,162,400
Westchester County, NY, Tobacco Asset Securitization, Series B, 5.0%, 6/1/2041	2,750,000	2,867,837
Western Nassau County, NY, Water Authority, Series A, 5.0%, 4/1/2040	1,400,000	1,538,992
		281,910,687
Guam 0.6%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, 5.0%, 7/1/2040	155,000	162,756
Guam, International Airport Authority Revenue, Series C, AMT, 6.375%, 10/1/2043	320,000	361,658
Guam, Port Authority Revenue, Series A, 5.0%, 7/1/2048	125,000	133,908
Guam, Power Authority Revenue:
Series A, 5.0%, 10/1/2030, INS: AGMC	585,000	633,128
Series A, 5.0%, 10/1/2037	210,000	223,639
Series A, 5.0%, 10/1/2038	190,000	201,770
Series A, 5.0%, 10/1/2040	135,000	142,555
		1,859,414
Total Municipal Bonds and Notes (Cost $279,919,763)		283,770,101
Underlying Municipal Bonds of Inverse Floaters (a) 3.5%
New York
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Series FF-2, 5.5%, 6/15/2040 (b)	10,000,000	10,163,700
Trust: New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Series 2016-XM0286, 144A, 14.95%, 6/15/2040, Leverage Factor at purchase date: 4 to 1 (Cost $10,061,945)
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $289,981,708)	100.9	293,933,801
Floating Rate Notes (a)	(2.6)	(7,500,000)
Other Assets and Liabilities, Net	1.7	4,957,686
Net Assets	100.0	291,391,487

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
(a) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(b) Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GTY: Guaranty Agreement
INS: Insured
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (c)	$—	$293,933,801	$—	$293,933,801
Total	$—	$293,933,801	$—	$293,933,801

(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS New York Tax-Free Income Fund, a series of Deutsche DWS State Tax-Free Income Series

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	January 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	January 22, 2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	January 22, 2019